As filed with the SEC on August 26, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2005 – June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of June 30, 2005 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.6%)
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	$1,208	$1,425
U.S. Treasury Note
1.88%, due 12/31/2005 (a)	3,000	2,977
3.75%, due 05/15/2008	1,250	1,253
4.00%, due 04/15/2010	4,000	4,044
4.00%, due 02/15/2015	3,000	3,011
Total U.S. Government Obligations (cost: $12,522)		12,710

	Principal	Value
CORPORATE DEBT SECURITIES (86.1%)
Aerospace (1.9%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,000	2,784
Agriculture (1.8%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,000	1,065
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,526
Amusement & Recreation Services (1.4%)
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	2,000	2,060
Automotive (2.3%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	2,675	3,389
Beverages (2.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	3,000	3,469
Business Credit Institutions (3.7%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,900	5,506
Chemicals & Allied Products (1.7%)
Lubrizol Corp.
5.50%, due 10/01/2014	2,500	2,578
Commercial Banks (2.7%)
Barclays Bank PLC, Series 1
6.28%, due 12/15/2034 (b)	1,500	1,532
HSBC Capital Funding LP - 144A
10.18%, due 12/31/2049 (c)	1,500	2,400
Communication (6.5%)
Comcast Corp.
4.95%, due 06/15/2016	2,000	1,991
COX Communications, Inc.
6.75%, due 03/15/2011	1,444	1,572
Echostar DBS Corp.
6.38%, due 10/01/2011	1,000	991
News America Holdings
9.25%, due 02/01/2013 (a)	3,985	5,037

Communications Equipment (0.8%)
Motorola, Inc.
4.61%, due 11/16/2007	$1,250	$1,260
Department Stores (0.7%)
JC Penney Co., Inc.
6.88%, due 10/15/2015	1,000	1,075
Electric Services (10.1%)
AES Gener SA
7.50%, due 03/25/2014 (a)	3,000	3,049
Dominion Resources, Inc.
3.66%, due 11/15/2006	3,350	3,328
DPL, Inc.
8.25%, due 03/01/2007	2,000	2,110
Duke Energy Corp.
4.20%, due 10/01/2008	3,400	3,388
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	1,999
TXU Electric Delivery Co.
5.00%, due 09/01/2007	1,000	1,014
Food & Kindred Products (1.4%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,375	2,005
Food Stores (1.0%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,500	1,462
Gas Production & Distribution (0.4%)
Northwest Pipeline
9.00%, due 08/01/2022	631	651
Holding & Other Investment Offices (3.4%)
EOP Operating, LP
8.38%, due 03/15/2006	3,000	3,089
Raytheon Co.
3.50%, due 05/15/2006	3,700	1,890
Hotels & Other Lodging Places (2.9%)
Host Marriott, LP
7.13%, due 11/01/2013	2,000	2,085
Intrawest Corp.
7.50%, due 10/15/2013	500	513
Park Place Entertainment Corp.
7.00%, due 04/15/2013	1,500	1,665
Industrial Machinery & Equipment (1.0%)
Caterpillar, Inc.
9.38%, due 03/15/2021	1,000	1,480
Lumber & Wood Products (0.7%)
Ainsworth Lumber Co., Ltd.
6.84%, due 10/01/2010 (d)	1,000	997
Metal Mining (1.4%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,115
Mortgage Bankers & Brokers (1.7%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,538
Motion Pictures (3.9%)
Time Warner, Inc.
9.13%, due 01/15/2013	4,500	5,686

Oil & Gas Extraction (7.9%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	$2,500	$2,606
Comstock Resources, Inc.
6.88%, due 03/01/2012	2,000	2,020
El Paso CGP Co.
7.63%, due 09/01/2008	1,000	1,023
Evergreen Resources, Inc.
5.88%, due 03/15/2012	2,350	2,335
Husky Oil, Ltd.
8.90%, due 08/15/2028 (e)	1,370	1,515
Nexen, Inc.
5.88%, due 03/10/2035	1,460	1,484
Occidental Petroleum Corp.
10.13%, due 09/15/2009	500	604
Paper & Allied Products (5.2%)
Domtar, Inc.
7.88%, due 10/15/2011	556	588
Georgia Pacific Corp.
7.70%, due 06/15/2015	1,000	1,140
International Paper Co.
5.50%, due 01/15/2014	3,750	3,829
Westvaco Corp.
7.95%, due 02/15/2031	1,600	2,056
Petroleum Refining (4.1%)
Amerada Hess Corp.
7.13%, due 03/15/2033	1,750	2,076
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	1,000	1,029
USX Corp./Consolidated
6.85%, due 03/01/2008	1,000	1,063
Valero Energy Corp.
7.50%, due 04/15/2032	1,500	1,851
Primary Metal Industries (1.4%)
Phelps Dodge Corp.
8.75%, due 06/01/2011	1,725	2,086
Radio & Television Broadcasting (0.9%)
Chancellor Media Corp.
8.00%, due 11/01/2008	1,250	1,344
Railroads (0.7%)
Burlington Northern Santa Fe
9.25%, due 10/01/2006	1,000	1,061
Residential Building Construction (1.4%)
Ryland Group, Inc.
9.75%, due 09/01/2010	1,996	2,144
Security & Commodity Brokers (1.1%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,579
Telecommunications (1.7%)
Sprint Capital Corp.
7.13%, due 01/30/2006	2,500	2,542
Transportation & Public Utilities (4.2%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	3,300	3,605
Plains All American Pipeline Co.
5.63%, due 12/15/2013	2,500	2,589
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,305

Wholesale Trade Nondurable Goods (2.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	$1,094	$1,165
Unilever Capital Corp.
6.88%, due 11/01/2005	2,000	2,020
Total Corporate Debt Securities (cost: $121,967)		126,958

	Shares	Value
PREFERRED STOCKS (3.5%)
Telecommunications (3.5%)
Centaur Funding Corp. - 144A	3,750	5,099
Total Preferred Stocks (cost: $3,787)		5,099

	Principal	Value
SECURITY LENDING COLLATERAL (3.8%)
Debt (3.2%)
Commercial Paper (1.2%)
Park Avenue Receivables Corp. - 144A
3.23%, due 07/20/2005	820	820
Ranger Funding Co LLC - 144A
3.26%, due 07/07/2005	1,000	1,000
Euro Dollar Overnight (0.3%)
National Australia Bank
3.38%, due 07/01/2005	449	449
Euro Dollar Terms (1.7%)
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	500	500
Royal Bank of Scotland
3.31%, due 08/09/2005	1,000	1,000
Societe Generale
3.24%, due 08/09/2005	1,000	1,000

	Shares	Value
Investment Companies (0.6%)
Money Market Funds (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.25%	824,490	824
Total Security Lending Collateral (cost: $5,593)		5,593

Total Investment Securities (cost: $143,869)		$150,360

SUMMARY:
Investments, at value	102.0%	$150,360
Liabilities in excess of other assets	(2.0)%	(2,955)
Net assets	100.0%	$147,405

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At June 30, 2005, all or a portion of this security is on loan. The value at June 30, 2005, of all securities on loan is $5,464.

(b)	Barclays Bank PLC has a fixed coupon rate of 6.278% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.
(c)	HSBC Capital Funding LP -144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.
(d)	Floating or variable rate note. Rate is listed as of June 30, 2005.
(e)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2005, these securities aggregated  $9,319 or 6.3% of the net assets of the Fund.

LIBOR	London Interbank Offer Rate

Item 2. Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of June 30, 2005, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date:	August 26, 2005

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 26, 2005